Stock-Based Compensation (Summary of Restrict Stock Unit Activity) (Details) - Successor - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted stock units granted		$ 37.0
Unrecognized compensation cost related to unvested restricted stock units granted, weighted average recognition period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total outstanding at beginning of period (number)		2,159
Granted (number)		861
Exercised (number)		(538)
Forfeited or expired (number)		(107)
Total outstanding at end of period (number)	2,159	2,375
Expected to vest (number)		2,375
Total outstanding at beginning of period (weighted average grant date fair value)		$ 15.79
Granted (weighted average grant date fair value)		18.84
Exercised (weighted average grant date fair value)		15.76
Forfeited or expired (weighted average grant date fair value)		15.85
Total outstanding at end of period (weighted average grant date fair value)	$ 15.79	16.91
Expected to vest (weighted average grant date fair value)		$ 16.91
Total outstanding (weighted average remaining contractual terms)	2 years 4 months	1 year 11 months
Expected to vest (weighted average remaining contractual terms)		1 year 11 months
Total outstanding at end of period (aggregate intrinsic value)	$ 33.5	$ 43.5
Total outstanding at beginning of period (aggregate intrinsic value)	$ 33.5	43.5
Expected to vest (aggregate intrinsic value)		$ 43.5